SCHEDULE OF UNDISCOUNTED REPAYMENTS (Details) - CAD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
December 31, 2023		$ 47,740
December 31, 2024		49,241
December 31, 2025		38,990
Total	$ 92,828	$ 135,971	$ 192,651	$ 198,405
Long-term borrowings [member]
IfrsStatementLineItems [Line Items]
Total	92,828
December 31, 2023	13,184
December 31, 2024	44,982
December 31, 2025	$ 34,662